CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments - the Company [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 6,799	$ 30,503	$ (758)	$ 9,654	$ (8,511)	$ 37,687
Balance, shares at Dec. 31, 2022	23,309,987
Stock-based compensation	$ 0	18	0	0	0	18
Foreign currency translation adjustments - the Company	0	0	0	(6)	0	(6)
Comprehensive income (loss):
Net income (loss)	0	0	0	0	(1,289)	(1,289)
Foreign currency translation adjustments	0	0	782	0	0	782
Balance at Dec. 31, 2023	$ 6,799	30,521	24	9,648	(9,800)	37,192
Balance, shares at Dec. 31, 2023	23,309,987
Change in par value of common shares	$ (6,799)	6,799	0	0	0	0
Issuance of shares upon exercise of employee stock options	$ 0	39	0	0	0	39
Issuance of shares upon exercise of employee stock options, shares	16,666
Stock-based compensation	$ 0	18	0	0	0	18
Foreign currency translation adjustments - the Company	0	0	0	(1,206)	0	(1,206)
Comprehensive income (loss):
Net income (loss)	0	0	0	0	2,637	2,637
Foreign currency translation adjustments	0	0	(1,004)	0	0	(1,004)
Balance at Dec. 31, 2024	$ 0	37,377	(980)	8,442	(7,163)	$ 37,676
Balance, shares at Dec. 31, 2024	23,326,653					23,326,653
Issuance of shares upon exercise of employee stock options		16	0	0	0	$ 16
Issuance of shares upon exercise of employee stock options, shares	5,000
Stock-based compensation		612	0	0	0	612
Foreign currency translation adjustments - the Company		0	0	1,222	0	1,222
Comprehensive income (loss):
Net income (loss)		0	0	0	3,217	3,217
Foreign currency translation adjustments		0	473	0	0	473
Balance at Dec. 31, 2025		$ 38,005	$ (507)	$ 9,664	$ (3,946)	$ 43,216
Balance, shares at Dec. 31, 2025	23,331,653					23,331,653